NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	S/ 2,341,917	S/ 1,708,113	S/ 1,531,418
Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	1,777,295	1,244,771	901,239
General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	254,616	194,739	315,381
Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	310,006	268,603	314,798
Gross Claims [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	2,884,258	1,991,154	1,852,793
Gross Claims [Member] | Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	2,183,789	1,383,344	1,001,671
Gross Claims [Member] | General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	375,162	326,183	524,142
Gross Claims [Member] | Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	325,307	281,627	326,980
Ceded Claims [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(542,341)	(283,041)	(321,375)
Ceded Claims [Member] | Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(406,494)	(138,573)	(100,432)
Ceded Claims [Member] | General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(120,546)	(131,444)	(208,761)
Ceded Claims [Member] | Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	S/ (15,301)	S/ (13,024)	S/ (12,182)